JPMorgan Global Allocation Fund
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 49.4%
Australia — 0.5%
ANZ Group Holdings Ltd.	26	518
APA Group	12	62
Aristocrat Leisure Ltd.	5	224
ASX Ltd.	2	77
BHP Group Ltd.	45	1,140
BlueScope Steel Ltd.	4	59
Brambles Ltd.	12	187
CAR Group Ltd.	3	82
Cochlear Ltd.	1	119
Coles Group Ltd.	12	159
Commonwealth Bank of Australia	15	1,689
Computershare Ltd.	5	126
Evolution Mining Ltd.	18	80
Fortescue Ltd.	15	170
Glencore plc	91	366
Goodman Group, REIT	18	404
Insurance Australia Group Ltd.	21	118
Lottery Corp. Ltd. (The)	20	69
Macquarie Group Ltd.	3	446
Medibank Pvt Ltd.	25	80
National Australia Bank Ltd.	27	676
Northern Star Resources Ltd.	12	120
Origin Energy Ltd.	15	114
Pro Medicus Ltd.	1	105
Qantas Airways Ltd.	7	45
QBE Insurance Group Ltd.	13	199
REA Group Ltd.	—	72
Reece Ltd.	2	17
Rio Tinto Ltd.	3	235
Rio Tinto plc	10	597
Santos Ltd.	29	145
Scentre Group, REIT	46	111
SGH Ltd.	2	59
Sigma Healthcare Ltd.	41	76
Sonic Healthcare Ltd.	4	72
South32 Ltd.	40	75
Stockland, REIT	21	76
Suncorp Group Ltd.	10	129
Telstra Group Ltd.	587	1,872
Transurban Group	28	244
Vicinity Ltd., REIT	35	54
Washington H Soul Pattinson & Co. Ltd. (a)	2	55
Wesfarmers Ltd.	10	552
Westpac Banking Corp.	30	657
WiseTech Global Ltd.	2	135

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Australia — continued
Woodside Energy Group Ltd.	17	286
Woolworths Group Ltd.	11	219
		13,172
Austria — 0.0% ^
Erste Group Bank AG	3	250
Mondi plc	4	53
OMV AG	1	67
Verbund AG	1	45
		415
Belgium — 0.1%
Ageas SA	1	90
Anheuser-Busch InBev SA	9	505
D'ieteren Group	—	37
Elia Group SA/NV (a)	—	50
Groupe Bruxelles Lambert NV	1	62
KBC Group NV	26	2,709
Lotus Bakeries NV (a)	—	34
Sofina SA	—	42
Syensqo SA	1	51
UCB SA	1	242
		3,822
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	356	798
Banco BTG Pactual SA	49	340
Banco do Brasil SA	132	465
Banco Santander Brasil SA	138	649
Localiza Rent a Car SA	55	338
MercadoLibre, Inc. *	1	2,058
Motiva Infraestrutura de Mobilidade SA	215	473
NU Holdings Ltd., Class A *	41	504
Petroleo Brasileiro SA (Preference)	222	1,291
Raia Drogasil SA	115	277
Suzano SA	39	366
Telefonica Brasil SA	126	708
Yara International ASA	1	54
		8,321
Canada — 0.3%
Alimentation Couche-Tard, Inc.	32	1,650
Intact Financial Corp.	9	1,832
Royal Bank of Canada	16	2,030
Shopify, Inc., Class A *	9	1,121
WSP Global, Inc.	5	1,136
		7,769
Chile — 0.0% ^
Antofagasta plc	3	87

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — 2.1%
Airtac International Group	23	647
Alibaba Group Holding Ltd., ADR	3	311
Alibaba Group Holding Ltd.	438	6,589
BOC Hong Kong Holdings Ltd.	33	148
BYD Co. Ltd., Class H	25	369
China CITIC Bank Corp. Ltd., Class H	717	666
China Construction Bank Corp., Class H	1,261	1,290
China International Capital Corp. Ltd., Class H (b)	228	580
China Merchants Bank Co. Ltd., Class A	195	1,199
China Resources Power Holdings Co. Ltd.	150	372
China Yangtze Power Co. Ltd., Class A	142	550
Contemporary Amperex Technology Co. Ltd., Class A	24	884
ENN Energy Holdings Ltd.	66	534
Full Truck Alliance Co. Ltd., ADR	31	359
Fuyao Glass Industry Group Co. Ltd., Class H (b)	91	655
H World Group Ltd.	150	470
Haidilao International Holding Ltd. (b)	198	351
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	89	337
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	105	914
KE Holdings, Inc., Class A	159	975
Kweichow Moutai Co. Ltd., Class A	3	512
Lenovo Group Ltd.	404	518
Meituan * (b)	57	881
Midea Group Co. Ltd., Class A	81	788
NetEase, Inc.	69	1,791
Nongfu Spring Co. Ltd., Class H (b)	139	803
PDD Holdings, Inc., ADR *	4	500
PetroChina Co. Ltd., Class H	750	733
Ping An Insurance Group Co. of China Ltd., Class H	177	1,215
Prosus NV	12	664
Silergy Corp.	36	389
SITC International Holdings Co. Ltd.	12	39
Tencent Holdings Ltd.	294	20,591
Tencent Music Entertainment Group, ADR	34	715
Wharf Holdings Ltd. (The)	10	28
Wilmar International Ltd.	17	38
XCMG Construction Machinery Co. Ltd., Class A	325	378
Xiaomi Corp., Class B * (b)	231	1,551
Yangzijiang Shipbuilding Holdings Ltd.	23	44
Yum China Holdings, Inc.	159	7,435
Yum China Holdings, Inc.	17	806
Zijin Mining Group Co. Ltd., Class H	302	801
ZTO Express Cayman, Inc.	20	385
		59,805
Denmark — 0.2%
AP Moller - Maersk A/S, Class A	—	51
AP Moller - Maersk A/S, Class B	—	73

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Denmark — continued
Carlsberg A/S, Class B (a)	1	106
Coloplast A/S, Class B	1	102
Danske Bank A/S	6	243
Demant A/S *	1	29
DSV A/S	2	407
Genmab A/S *	—	123
Novo Nordisk A/S, Class B	101	4,684
Novonesis Novozymes B	3	203
Orsted A/S * (a) (b)	1	70
Pandora A/S	1	120
ROCKWOOL A/S, Class B	1	37
Tryg A/S (a)	3	73
Vestas Wind Systems A/S	9	164
		6,485
Finland — 0.1%
Elisa OYJ	1	65
Fortum OYJ	4	73
Kesko OYJ, Class B	2	53
Kone OYJ, Class B	3	185
Metso OYJ	6	69
Neste OYJ	4	59
Nokia OYJ	47	193
Nordea Bank Abp	28	408
Orion OYJ, Class B	1	77
Sampo OYJ, Class A	22	231
Stora Enso OYJ, Class R (a)	5	53
UPM-Kymmene OYJ	5	123
Wartsila OYJ Abp	4	124
		1,713
France — 1.9%
Accor SA	2	88
Aeroports de Paris SA (a)	—	37
Air Liquide SA	23	4,548
Airbus SE	12	2,448
Alstom SA *	3	72
Amundi SA (b)	1	40
Arkema SA	1	34
AXA SA	16	765
BioMerieux	—	53
BNP Paribas SA	9	825
Bollore SE	6	36
Bouygues SA	2	69
Bureau Veritas SA	3	87
Capgemini SE	1	215
Carrefour SA	5	69
Cie de Saint-Gobain SA	4	458

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Cie Generale des Etablissements Michelin SCA	182	6,469
Covivio SA, REIT	1	32
Credit Agricole SA	9	173
Danone SA	6	470
Dassault Aviation SA	—	54
Dassault Systemes SE	6	196
Edenred SE	2	61
Eiffage SA	1	82
Engie SA	91	2,054
EssilorLuxottica SA	3	786
Eurazeo SE	—	21
FDJ UNITED (b)	1	31
Gecina SA, REIT	—	40
Getlink SE	3	49
Hermes International SCA	—	690
Ipsen SA	—	39
Kering SA	1	162
Klepierre SA, REIT	2	73
Legrand SA	22	3,218
L'Oreal SA	2	946
LVMH Moet Hennessy Louis Vuitton SE	16	8,734
Orange SA	17	252
Pernod Ricard SA	40	4,072
Publicis Groupe SA	2	186
Renault SA	2	63
Rexel SA	2	60
Safran SA	37	12,327
Sartorius Stedim Biotech	—	52
Societe Generale SA	6	409
Sodexo SA	1	47
Teleperformance SE	—	47
Thales SA	1	222
TotalEnergies SE	18	1,080
Unibail-Rodamco-Westfield, REIT	1	105
Veolia Environnement SA	6	190
Vinci SA	4	611
		53,947
Germany — 1.7%
adidas AG	2	290
Allianz SE (Registered)	3	1,357
BASF SE	8	389
Bayer AG (Registered)	9	272
Bayerische Motoren Werke AG	3	245
Bayerische Motoren Werke AG (Preference)	—	44
Beiersdorf AG	1	110
Brenntag SE (a)	1	68
Commerzbank AG	8	288

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Germany — continued
Continental AG	1	84
Covestro AG * (b)	2	110
CTS Eventim AG & Co. KGaA	1	63
Daimler Truck Holding AG	4	205
Deutsche Bank AG (Registered)	16	542
Deutsche Boerse AG	13	3,727
Deutsche Lufthansa AG (Registered)	5	45
Deutsche Post AG	9	382
Deutsche Telekom AG (Registered)	76	2,740
Dr Ing hc F Porsche AG (Preference) (b)	1	51
E.ON SE	20	364
Evonik Industries AG	2	45
Fresenius Medical Care AG	2	99
Fresenius SE & Co. KGaA	4	179
GEA Group AG	1	93
Hannover Rueck SE	1	163
Heidelberg Materials AG	1	274
Henkel AG & Co. KGaA	1	66
Henkel AG & Co. KGaA (Preference)	1	116
Infineon Technologies AG	57	2,229
Knorr-Bremse AG	1	64
LEG Immobilien SE	1	53
Mercedes-Benz Group AG	6	363
Merck KGaA	1	144
MTU Aero Engines AG	—	206
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	22	14,197
Nemetschek SE	—	76
Porsche Automobil Holding SE (Preference)	1	55
Rational AG	—	35
Rheinmetall AG	—	786
RWE AG	6	231
SAP SE	9	2,655
Sartorius AG (Preference) (a)	—	50
Scout24 SE (b)	1	89
Siemens AG (Registered)	46	11,689
Siemens Energy AG *	6	699
Siemens Healthineers AG (b)	3	162
Symrise AG	1	107
Talanx AG	1	76
Volkswagen AG (Preference)	2	192
Vonovia SE	7	204
Zalando SE * (b)	2	58
		46,831

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — 0.1%
National Bank of Greece SA	156	2,172
Piraeus Financial Holdings SA	113	872
		3,044
Guatemala — 0.0% ^
Millicom International Cellular SA	10	420
Hong Kong — 0.6%
AIA Group Ltd.	646	6,025
CK Asset Holdings Ltd.	17	77
CK Infrastructure Holdings Ltd.	6	39
CLP Holdings Ltd.	14	126
Futu Holdings Ltd., ADR	1	84
Hang Seng Bank Ltd.	7	98
Henderson Land Development Co. Ltd.	13	45
HKT Trust & HKT Ltd.	34	54
Hong Kong & China Gas Co. Ltd.	99	89
Hong Kong Exchanges & Clearing Ltd.	138	7,458
Hongkong Land Holdings Ltd.	10	59
Jardine Matheson Holdings Ltd.	1	76
Link, REIT	23	129
MTR Corp. Ltd.	14	50
Power Assets Holdings Ltd.	13	82
Prudential plc	23	294
Sino Land Co. Ltd.	32	37
Sun Hung Kai Properties Ltd.	13	154
Swire Pacific Ltd., Class A	3	27
Techtronic Industries Co. Ltd.	46	556
WH Group Ltd. (b)	74	74
Wharf Real Estate Investment Co. Ltd.	15	48
		15,681
Hungary — 0.0% ^
OTP Bank Nyrt.	11	893
India — 0.8%
Axis Bank Ltd.	65	794
Axis Bank Ltd., GDR (b)	3	185
Bajaj Finance Ltd.	103	1,032
Bharat Electronics Ltd.	77	336
Bharti Airtel Ltd.	12	254
Biocon Ltd.	124	553
Blue Star Ltd.	24	465
Coforge Ltd.	20	403
Dr Reddy's Laboratories Ltd., ADR (a)	32	463
Godrej Consumer Products Ltd.	42	597
Havells India Ltd.	30	508
HDFC Bank Ltd., ADR	82	6,320
Hindalco Industries Ltd.	55	424

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
ICICI Bank Ltd., ADR	23	784
Infosys Ltd., ADR (a)	67	1,113
ITC Ltd.	96	450
Mahindra & Mahindra Ltd.	42	1,535
MakeMyTrip Ltd. *	3	257
Max Financial Services Ltd. *	48	826
NTPC Ltd.	208	788
PB Fintech Ltd. *	23	474
Reliance Industries Ltd., GDR (c)	32	2,020
Shriram Finance Ltd.	97	694
Tata Motors Ltd.	74	556
UltraTech Cement Ltd.	5	732
		22,563
Indonesia — 0.1%
Bank Central Asia Tbk. PT	5,264	2,638
Bank Mandiri Persero Tbk. PT	1,823	496
Telkom Indonesia Persero Tbk. PT	5,369	943
		4,077
Ireland — 0.1%
AerCap Holdings NV	20	2,193
AIB Group plc	19	147
Bank of Ireland Group plc	9	117
Kerry Group plc, Class A	1	122
Kerry Group plc, Class A	—	14
Kingspan Group plc	16	1,297
Kingspan Group plc	—	12
		3,902
Israel — 0.1%
Azrieli Group Ltd.	—	37
Bank Hapoalim BM	11	209
Bank Leumi Le-Israel BM	13	247
Check Point Software Technologies Ltd. *	1	144
Elbit Systems Ltd.	—	110
ICL Group Ltd.	7	43
Israel Discount Bank Ltd., Class A	11	104
Mizrahi Tefahot Bank Ltd.	1	85
Nice Ltd. *	1	88
Teva Pharmaceutical Industries Ltd., ADR *	10	157
Wix.com Ltd. *	1	64
		1,288
Italy — 0.3%
Banca Mediolanum SpA	2	35
Banco BPM SpA	10	129
BPER Banca SpA (a)	13	128
Coca-Cola HBC AG	2	101

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Italy — continued
Davide Campari-Milano NV	5	37
DiaSorin SpA	—	19
Enel SpA	72	638
Eni SpA	20	334
Ferrari NV	1	491
FinecoBank Banca Fineco SpA	5	116
Generali	8	286
Infrastrutture Wireless Italiane SpA (b)	2	29
Intesa Sanpaolo SpA	135	810
Leonardo SpA	4	194
Mediobanca Banca di Credito Finanziario SpA	4	98
Moncler SpA	2	111
Nexi SpA (b)	4	25
Poste Italiane SpA (b)	4	88
Prysmian SpA	3	199
Recordati Industria Chimica e Farmaceutica SpA	1	59
Ryanair Holdings plc	8	222
Snam SpA	18	104
Telecom Italia SpA * (a)	95	44
Terna - Rete Elettrica Nazionale	13	121
UniCredit SpA	45	3,307
Unipol Assicurazioni SpA	3	64
		7,789
Japan — 2.6%
Advantest Corp.	7	452
Aeon Co. Ltd.	7	211
AGC, Inc.	2	51
Aisin Corp.	5	65
Ajinomoto Co., Inc.	8	212
ANA Holdings, Inc.	1	26
Asahi Group Holdings Ltd.	13	162
Asahi Kasei Corp.	11	76
Asics Corp.	6	139
Astellas Pharma, Inc.	16	167
Bandai Namco Holdings, Inc.	5	171
Bridgestone Corp.	5	206
Canon, Inc.	8	236
Capcom Co. Ltd.	3	79
Central Japan Railway Co.	7	161
Chiba Bank Ltd. (The)	5	47
Chubu Electric Power Co., Inc.	6	70
Chugai Pharmaceutical Co. Ltd.	6	288
Concordia Financial Group Ltd.	9	61
Dai Nippon Printing Co. Ltd.	4	54
Daifuku Co. Ltd.	3	73
Dai-ichi Life Holdings, Inc.	31	248
Daiichi Sankyo Co. Ltd.	15	375

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Daikin Industries Ltd.	2	283
Daito Trust Construction Co. Ltd.	1	51
Daiwa House Industry Co. Ltd.	5	165
Daiwa Securities Group, Inc.	12	83
Denso Corp.	17	228
Dentsu Group, Inc.	2	35
Disco Corp.	4	1,153
East Japan Railway Co.	8	174
Eisai Co. Ltd.	2	64
ENEOS Holdings, Inc.	24	128
FANUC Corp.	8	234
Fast Retailing Co. Ltd.	2	519
Fuji Electric Co. Ltd.	1	60
FUJIFILM Holdings Corp.	10	207
Fujikura Ltd.	2	149
Fujitsu Ltd.	16	340
Hankyu Hanshin Holdings, Inc.	2	52
Hikari Tsushin, Inc.	—	54
Hitachi Ltd.	41	1,245
Honda Motor Co. Ltd.	37	388
Hoshizaki Corp.	1	34
Hoya Corp.	23	2,876
Hulic Co. Ltd.	4	39
Idemitsu Kosan Co. Ltd.	7	46
IHI Corp.	15	1,693
Inpex Corp.	8	111
Isuzu Motors Ltd.	5	61
ITOCHU Corp.	42	2,192
Japan Airlines Co. Ltd.	1	26
Japan Exchange Group, Inc.	323	3,155
Japan Post Bank Co. Ltd.	16	179
Japan Post Holdings Co. Ltd.	16	147
Japan Post Insurance Co. Ltd.	2	44
Japan Tobacco, Inc.	11	306
JFE Holdings, Inc.	5	59
Kajima Corp.	4	95
Kansai Electric Power Co., Inc. (The)	8	101
Kao Corp.	39	1,746
Kawasaki Kisen Kaisha Ltd.	3	44
KDDI Corp.	27	448
Keyence Corp.	17	6,294
Kikkoman Corp.	6	53
Kirin Holdings Co. Ltd.	7	91
Kobe Bussan Co. Ltd.	1	35
Komatsu Ltd.	8	258
Konami Group Corp.	1	122
Kubota Corp.	9	98

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Kyocera Corp.	11	135
Kyowa Kirin Co. Ltd.	2	36
Lasertec Corp.	1	70
LY Corp.	25	93
M3, Inc.	4	48
Makita Corp.	2	65
Marubeni Corp.	12	256
MatsukiyoCocokara & Co.	3	62
MEIJI Holdings Co. Ltd.	2	42
MINEBEA MITSUMI, Inc.	3	50
Mitsubishi Chemical Group Corp.	12	66
Mitsubishi Corp.	30	600
Mitsubishi Electric Corp.	17	380
Mitsubishi Estate Co. Ltd.	10	178
Mitsubishi HC Capital, Inc.	8	58
Mitsubishi Heavy Industries Ltd.	28	680
Mitsubishi UFJ Financial Group, Inc.	664	9,150
Mitsui & Co. Ltd.	22	448
Mitsui Fudosan Co. Ltd.	217	1,941
Mitsui OSK Lines Ltd.	3	104
Mizuho Financial Group, Inc.	21	622
MonotaRO Co. Ltd.	2	39
MS&AD Insurance Group Holdings, Inc.	11	244
Murata Manufacturing Co. Ltd.	15	220
NEC Corp.	11	313
Nexon Co. Ltd.	3	53
NIDEC Corp.	7	142
Nintendo Co. Ltd.	10	819
Nippon Building Fund, Inc., REIT	—	62
Nippon Paint Holdings Co. Ltd.	8	71
Nippon Sanso Holdings Corp.	2	53
Nippon Steel Corp.	9	166
Nippon Yusen KK	4	137
Nissan Motor Co. Ltd. *	20	42
Nissin Foods Holdings Co. Ltd.	2	32
Nitori Holdings Co. Ltd.	1	59
Nitto Denko Corp.	6	130
Nomura Holdings, Inc.	27	176
Nomura Research Institute Ltd.	3	135
NTT Data Group Corp.	3	65
NTT, Inc.	266	268
Obayashi Corp.	6	85
Obic Co. Ltd.	3	103
Olympus Corp.	10	121
Omron Corp.	2	41
Ono Pharmaceutical Co. Ltd.	3	37
Oracle Corp.	—	32

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Oriental Land Co. Ltd.	10	198
ORIX Corp.	10	231
Osaka Gas Co. Ltd.	3	81
Otsuka Corp.	2	38
Otsuka Holdings Co. Ltd.	4	186
Pan Pacific International Holdings Corp.	3	114
Panasonic Holdings Corp.	21	196
Rakuten Group, Inc. *	13	68
Recruit Holdings Co. Ltd.	13	742
Renesas Electronics Corp.	15	182
Resona Holdings, Inc.	18	168
Ricoh Co. Ltd.	5	42
Sanrio Co. Ltd.	2	66
SBI Holdings, Inc.	3	93
SCREEN Holdings Co. Ltd.	1	55
SCSK Corp.	1	44
Secom Co. Ltd.	4	133
Sekisui Chemical Co. Ltd.	3	59
Sekisui House Ltd.	5	111
Seven & i Holdings Co. Ltd.	20	260
SG Holdings Co. Ltd.	3	31
Shimadzu Corp.	2	46
Shimano, Inc.	1	77
Shin-Etsu Chemical Co. Ltd.	141	4,060
Shionogi & Co. Ltd.	7	112
Shiseido Co. Ltd.	4	58
SMC Corp.	1	174
SoftBank Corp.	254	368
SoftBank Group Corp.	9	649
Sompo Holdings, Inc.	8	233
Sony Group Corp.	404	9,730
Subaru Corp.	5	96
Sumitomo Corp.	10	248
Sumitomo Electric Industries Ltd.	6	159
Sumitomo Metal Mining Co. Ltd.	2	48
Sumitomo Mitsui Financial Group, Inc.	33	827
Sumitomo Mitsui Trust Group, Inc.	6	149
Sumitomo Realty & Development Co. Ltd.	3	102
Suntory Beverage & Food Ltd.	1	36
Suzuki Motor Corp.	14	154
Sysmex Corp.	5	73
T&D Holdings, Inc.	4	107
Taisei Corp.	1	84
Takeda Pharmaceutical Co. Ltd.	14	387
TDK Corp.	17	211
Terumo Corp.	12	200
TIS, Inc.	2	61

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Toho Co. Ltd.	1	63
Tokio Marine Holdings, Inc.	16	654
Tokyo Electron Ltd.	4	636
Tokyo Gas Co. Ltd.	3	97
Tokyo Metro Co. Ltd.	3	28
Tokyu Corp.	4	50
TOPPAN Holdings, Inc.	2	57
Toray Industries, Inc.	12	84
Toyota Industries Corp.	1	150
Toyota Motor Corp.	84	1,498
Toyota Tsusho Corp.	6	131
Trend Micro, Inc.	1	67
Unicharm Corp.	10	68
West Japan Railway Co.	4	88
Yakult Honsha Co. Ltd.	2	37
Yamaha Motor Co. Ltd.	8	59
Yokogawa Electric Corp.	2	53
Zensho Holdings Co. Ltd.	1	47
ZOZO, Inc.	4	36
		73,774
Kazakhstan — 0.0% ^
Kaspi.KZ JSC, ADR	5	381
Luxembourg — 0.0% ^
ArcelorMittal SA	4	130
CVC Capital Partners plc (b)	2	36
Eurofins Scientific SE	1	81
		247
Macau — 0.0% ^
Galaxy Entertainment Group Ltd.	107	522
Sands China Ltd.	22	52
		574
Mexico — 0.1%
Arca Continental SAB de CV	52	542
Grupo Aeroportuario del Sureste SAB de CV, ADR	3	733
Grupo Financiero Banorte SAB de CV, Class O	56	502
Regional SAB de CV	92	708
Wal-Mart de Mexico SAB de CV	265	782
		3,267
Netherlands — 0.8%
ABN AMRO Bank NV, CVA (b)	4	118
Adyen NV * (b)	—	384
Aegon Ltd.	12	84
Akzo Nobel NV	2	95
Argenx SE *	—	364
ASM International NV	—	202

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
ASML Holding NV	12	8,533
ASML Holding NV (Registered), NYRS	1	538
ASR Nederland NV	1	87
BE Semiconductor Industries NV	1	97
Euronext NV (b)	1	112
EXOR NV	1	76
Heineken Holding NV	1	78
Heineken NV	77	6,041
IMCD NV	1	58
ING Groep NV	28	652
JDE Peet's NV	2	45
Koninklijke Ahold Delhaize NV	8	321
Koninklijke KPN NV	35	155
Koninklijke Philips NV	7	193
NN Group NV	2	161
NXP Semiconductors NV	18	3,865
Randstad NV	1	45
Universal Music Group NV	10	281
Wolters Kluwer NV	2	330
		22,915
New Zealand — 0.0% ^
Auckland International Airport Ltd.	15	67
Contact Energy Ltd.	7	38
Fisher & Paykel Healthcare Corp. Ltd.	5	113
Infratil Ltd.	8	56
Meridian Energy Ltd.	12	39
Xero Ltd. *	2	167
		480
Norway — 0.0% ^
Aker BP ASA	3	68
DNB Bank ASA	8	201
Equinor ASA	7	191
Gjensidige Forsikring ASA	2	47
Kongsberg Gruppen ASA	4	117
Mowi ASA	4	77
Norsk Hydro ASA	13	74
Orkla ASA	6	66
Salmar ASA (a)	1	24
Telenor ASA	5	84
		949
Peru — 0.0% ^
Credicorp Ltd.	4	1,074
Philippines — 0.0% ^
Bank of the Philippine Islands	149	301

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.0% ^
Dino Polska SA * (b)	33	431
InPost SA *	2	29
Powszechny Zaklad Ubezpieczen SA	34	568
		1,028
Portugal — 0.0% ^
EDP SA	28	120
Galp Energia SGPS SA	4	71
Jeronimo Martins SGPS SA	18	442
		633
Qatar — 0.0% ^
Qatar National Bank QPSC	137	704
Russia — 0.0% ^
Severstal PAO, GDR ‡ * (b)	58	—
Saudi Arabia — 0.2%
Al Rajhi Bank	144	3,616
Saudi Arabian Oil Co. (b)	121	785
		4,401
Singapore — 0.4%
CapitaLand Ascendas, REIT	33	71
CapitaLand Integrated Commercial Trust, REIT	52	88
CapitaLand Investment Ltd.	21	44
DBS Group Holdings Ltd.	211	7,751
Genting Singapore Ltd.	53	30
Grab Holdings Ltd., Class A *	21	103
Keppel Ltd.	13	84
Oversea-Chinese Banking Corp. Ltd.	30	390
Sea Ltd., ADR *	8	1,200
Sembcorp Industries Ltd.	8	47
Singapore Airlines Ltd.	13	69
Singapore Exchange Ltd.	8	93
Singapore Technologies Engineering Ltd.	14	93
Singapore Telecommunications Ltd.	66	197
STMicroelectronics NV	6	153
United Overseas Bank Ltd.	11	311
		10,724
South Africa — 0.1%
Absa Group Ltd.	70	687
Anglo American plc	10	280
Capitec Bank Holdings Ltd.	3	549
Clicks Group Ltd.	20	419
Gold Fields Ltd.	34	831
Shoprite Holdings Ltd.	29	429
		3,195

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Korea — 0.7%
Delivery Hero SE * (b)	2	51
Hana Financial Group, Inc.	18	1,122
HD Hyundai Electric Co. Ltd.	2	615
HL Mando Co. Ltd.	15	380
Hugel, Inc. *	2	425
Hyundai Glovis Co. Ltd.	4	408
JB Financial Group Co. Ltd.	34	562
Kia Corp.	40	2,966
Korea Aerospace Industries Ltd.	9	596
KT Corp.	12	464
KT Corp., ADR	6	128
POSCO Holdings, Inc.	2	422
Samsung Biologics Co. Ltd. * (b)	1	406
Samsung Electronics Co. Ltd.	98	4,973
Samsung Fire & Marine Insurance Co. Ltd.	2	734
SK Hynix, Inc.	25	4,925
SK Telecom Co. Ltd.	10	403
SM Entertainment Co. Ltd.	5	524
S-Oil Corp.	7	316
		20,420
Spain — 0.3%
Acciona SA	—	42
ACS Actividades de Construccion y Servicios SA	1	111
Aena SME SA (b)	7	180
Amadeus IT Group SA	4	322
Banco Bilbao Vizcaya Argentaria SA	51	854
Banco de Sabadell SA	48	177
Banco Santander SA	135	1,157
Bankinter SA	6	86
CaixaBank SA	35	330
Cellnex Telecom SA (b)	4	155
EDP Renovaveis SA	3	33
Endesa SA	3	82
Grifols SA *	3	39
Iberdrola SA	141	2,478
Industria de Diseno Textil SA	10	463
Redeia Corp. SA	3	70
Repsol SA	10	156
Telefonica SA	33	169
		6,904
Sweden — 0.8%
AddTech AB, Class B	2	78
Alfa Laval AB	3	112
Assa Abloy AB, Class B	9	295
Atlas Copco AB, Class A	383	5,831
Atlas Copco AB, Class B	14	188

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Sweden — continued
Beijer Ref AB	3	57
Boliden AB *	3	77
Epiroc AB, Class A	6	119
Epiroc AB, Class B	3	62
EQT AB	3	111
Essity AB, Class B	5	132
Evolution AB (b)	1	117
Fastighets AB Balder, Class B *	6	43
H & M Hennes & Mauritz AB, Class B (a)	5	68
Hexagon AB, Class B	18	203
Holmen AB, Class B	1	25
Industrivarden AB, Class A	1	39
Industrivarden AB, Class C	1	51
Indutrade AB	2	59
Investment AB Latour, Class B	1	33
Investor AB, Class B	15	446
L E Lundbergforetagen AB, Class B	1	32
Lifco AB, Class B	2	74
Nibe Industrier AB, Class B	14	62
Saab AB, Class B	3	155
Sagax AB, Class B	2	41
Sandvik AB	10	231
Securitas AB, Class B	4	65
Skandinaviska Enskilda Banken AB, Class A	14	247
Skanska AB, Class B	3	70
SKF AB, Class B	3	71
Svenska Cellulosa AB SCA, Class B	5	68
Svenska Handelsbanken AB, Class A	13	158
Swedbank AB, Class A	8	201
Swedish Orphan Biovitrum AB *	2	48
Tele2 AB, Class B	5	75
Telefonaktiebolaget LM Ericsson, Class B	25	179
Telia Co. AB (a)	21	74
Trelleborg AB, Class B	2	65
Volvo AB, Class B	389	11,162
		21,224
Switzerland — 0.5%
ABB Ltd. (Registered)	14	918
Avolta AG	1	40
Baloise Holding AG (Registered)	—	88
Banque Cantonale Vaudoise (Registered)	—	31
Barry Callebaut AG (Registered) (a)	—	39
BKW AG	—	42
Chocoladefabriken Lindt & Spruengli AG	—	118
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	146
Cie Financiere Richemont SA (Registered)	5	780
DSM-Firmenich AG	2	159

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
EMS-Chemie Holding AG (Registered)	—	49
Galderma Group AG	1	179
Geberit AG (Registered)	—	228
Givaudan SA (Registered)	—	343
Helvetia Holding AG (Registered)	—	79
Julius Baer Group Ltd.	2	124
Kuehne + Nagel International AG (Registered)	1	87
Logitech International SA (Registered)	1	125
Lonza Group AG (Registered)	4	2,684
Partners Group Holding AG	—	272
Sandoz Group AG	4	212
Schindler Holding AG	—	131
Schindler Holding AG (Registered)	—	73
SGS SA (Registered)	2	145
SIG Group AG (a)	3	44
Sika AG (Registered)	1	320
Sonova Holding AG (Registered)	1	123
Straumann Holding AG (Registered)	1	121
Swatch Group AG (The) (a)	—	45
Swiss Life Holding AG (Registered)	—	264
Swiss Prime Site AG (Registered)	1	99
Swisscom AG (Registered)	—	160
Temenos AG (Registered)	1	44
UBS Group AG (Registered)	130	4,818
VAT Group AG (b)	—	84
Zurich Insurance Group AG	1	887
		14,101
Taiwan — 1.5%
ASE Technology Holding Co. Ltd.	251	1,217
ASPEED Technology, Inc.	3	406
Delta Electronics, Inc.	69	1,300
E.Sun Financial Holding Co. Ltd.	685	732
MediaTek, Inc.	7	333
Quanta Computer, Inc.	106	987
Realtek Semiconductor Corp.	51	975
Taiwan Semiconductor Manufacturing Co. Ltd.	635	24,438
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	41	9,939
Wiwynn Corp.	9	859
Yuanta Financial Holding Co. Ltd.	456	473
		41,659
Turkey — 0.1%
Akbank TAS	267	443
BIM Birlesik Magazalar A/S	69	904
		1,347
United Arab Emirates — 0.1%
ADNOC Drilling Co. PJSC	259	411

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Arab Emirates — continued
Emaar Properties PJSC	221	916
NMC Health plc ‡ *	3	— (d)
		1,327
United Kingdom — 1.4%
3i Group plc	62	3,391
Admiral Group plc	2	104
Ashtead Group plc	4	256
Associated British Foods plc	3	84
AstraZeneca plc	60	8,727
Auto Trader Group plc (b)	8	86
Aviva plc	27	232
BAE Systems plc	27	639
Barclays plc	127	621
Barratt Redrow plc	12	60
British American Tobacco plc	18	944
BT Group plc	53	145
Bunzl plc	3	86
Centrica plc	45	97
CK Hutchison Holdings Ltd.	24	156
Coca-Cola Europacific Partners plc	2	199
Compass Group plc	63	2,202
Croda International plc	1	41
DCC plc	1	55
Diageo plc	44	1,076
Entain plc	5	73
Flutter Entertainment plc *	5	1,387
Halma plc	3	144
Hikma Pharmaceuticals plc	2	38
HSBC Holdings plc	157	1,914
Imperial Brands plc	7	271
Informa plc	12	134
InterContinental Hotels Group plc	1	152
International Consolidated Airlines Group SA	11	55
Intertek Group plc	1	92
J Sainsbury plc	16	63
JD Sports Fashion plc	23	26
Kingfisher plc	16	56
Land Securities Group plc, REIT	6	48
Legal & General Group plc	52	177
Lloyds Banking Group plc	535	548
London Stock Exchange Group plc	18	2,185
M&G plc	20	70
Marks & Spencer Group plc	18	84
Melrose Industries plc	11	76
National Grid plc	44	612
NatWest Group plc	281	1,948
Next plc	1	169

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Pearson plc	5	75
Phoenix Group Holdings plc	6	55
Reckitt Benckiser Group plc	6	454
RELX plc	16	853
RELX plc	43	2,225
Rentokil Initial plc	22	112
Rolls-Royce Holdings plc	75	1,070
Sage Group plc (The)	9	140
Schroders plc	7	33
Segro plc, REIT	11	97
Severn Trent plc	2	84
Smith & Nephew plc	7	113
Smiths Group plc	3	92
Spirax Group plc	1	55
SSE plc	10	241
Standard Chartered plc	18	322
TechnipFMC plc	34	1,226
Tesco plc	60	336
Unilever plc	22	1,290
United Utilities Group plc	6	91
Vodafone Group plc	177	192
Whitbread plc	2	63
Wise plc, Class A *	6	79
WPP plc	10	52
		38,873
United States — 30.5%
3M Co.	49	7,299
Abbott Laboratories	45	5,619
AbbVie, Inc.	53	10,103
AGCO Corp.	19	2,232
Air Lease Corp.	12	692
Alcoa Corp.	12	348
Alcon AG	4	389
Align Technology, Inc. *	8	974
Ally Financial, Inc.	13	495
Alnylam Pharmaceuticals, Inc. *	5	1,920
Alphabet, Inc., Class C	38	7,420
Amazon.com, Inc. *	202	47,284
American Express Co.	7	2,062
American Homes 4 Rent, Class A, REIT	17	589
American Tower Corp., REIT	34	7,025
Ameriprise Financial, Inc.	3	1,569
AMETEK, Inc.	8	1,520
Amrize Ltd. *	5	234
Amrize Ltd. *	13	665
Analog Devices, Inc.	15	3,413
Angi, Inc. *	4	65

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Apple Hospitality REIT, Inc., REIT	8	98
Apple, Inc.	161	33,374
AppLovin Corp., Class A *	2	648
Arch Capital Group Ltd.	13	1,152
Arthur J Gallagher & Co.	9	2,721
AT&T, Inc.	188	5,148
Atlassian Corp., Class A *	6	1,230
AutoZone, Inc. *	1	2,348
Axalta Coating Systems Ltd. *	16	462
Baker Hughes Co.	195	8,773
Ball Corp.	20	1,169
Bank of America Corp.	346	16,373
Bath & Body Works, Inc.	7	201
Berkshire Hathaway, Inc., Class B *	3	1,659
Best Buy Co., Inc.	5	301
BJ's Wholesale Club Holdings, Inc. *	7	735
Blackstone, Inc.	17	3,025
Boeing Co. (The) *	5	1,158
Booking Holdings, Inc.	1	3,605
BP plc	142	763
Bright Horizons Family Solutions, Inc. *	6	708
Bristol-Myers Squibb Co.	161	6,992
Broadcom, Inc.	35	10,360
Bruker Corp.	12	448
Capital One Financial Corp.	6	1,374
Carlisle Cos., Inc.	2	554
Carnival Corp. *	32	957
Carrier Global Corp.	21	1,467
Carvana Co. *	3	1,356
Casey's General Stores, Inc.	2	1,039
CBRE Group, Inc., Class A *	1	216
Cencora, Inc.	3	876
Charles Schwab Corp. (The)	121	11,837
Chemours Co. (The)	38	460
Cheniere Energy, Inc.	5	1,108
Chevron Corp.	7	1,133
Chipotle Mexican Grill, Inc., Class A *	104	4,468
Chubb Ltd.	2	430
Cigna Group (The)	9	2,390
Cisco Systems, Inc.	21	1,425
Citizens Financial Group, Inc.	24	1,169
CME Group, Inc.	52	14,352
Cognizant Technology Solutions Corp., Class A	15	1,047
Columbia Banking System, Inc.	12	274
Columbia Sportswear Co.	1	74
Comcast Corp., Class A	20	667
Comerica, Inc.	11	720

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
ConocoPhillips	12	1,103
Constellation Brands, Inc., Class A	2	311
Copart, Inc. *	25	1,143
Corning, Inc.	35	2,245
Corpay, Inc. *	3	1,123
Coterra Energy, Inc.	13	307
Crowdstrike Holdings, Inc., Class A *	4	1,921
CSL Ltd.	4	745
Cummins, Inc.	3	1,141
CVS Health Corp.	6	373
CyberArk Software Ltd. *	—	172
Danaher Corp.	9	1,700
Darden Restaurants, Inc.	5	1,043
Deere & Co.	3	1,470
Delta Air Lines, Inc.	12	658
Dominion Energy, Inc.	111	6,512
DoorDash, Inc., Class A *	11	2,668
Dover Corp.	4	710
Eagle Materials, Inc.	4	875
EastGroup Properties, Inc., REIT	1	204
Eaton Corp. plc	13	5,072
Edison International	10	540
Elevance Health, Inc.	3	745
Eli Lilly & Co.	3	2,594
Emerson Electric Co.	55	7,979
Entergy Corp.	3	265
EOG Resources, Inc.	32	3,875
EQT Corp.	37	2,011
Equinix, Inc., REIT	4	2,964
ExlService Holdings, Inc. *	13	552
Expand Energy Corp.	12	1,213
Expedia Group, Inc.	2	386
Experian plc	8	430
Exxon Mobil Corp.	128	14,305
FedEx Corp.	3	613
Ferrovial SE	5	233
Fidelity National Information Services, Inc.	128	10,136
Fifth Third Bancorp	23	940
Figma, Inc., Class A *	4	488
First Citizens BancShares, Inc., Class A	2	4,059
First Horizon Corp.	46	999
Fiserv, Inc. *	6	797
Flowco Holdings, Inc., Class A	7	126
Flowserve Corp.	26	1,432
FMC Corp.	71	2,770
Fortune Brands Innovations, Inc.	8	419
Freeport-McMoRan, Inc.	22	894

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Garmin Ltd.	5	1,041
Gates Industrial Corp. plc *	56	1,395
General Dynamics Corp.	2	600
General Motors Co.	11	571
Genpact Ltd.	13	576
Gentex Corp.	16	432
Gilead Sciences, Inc.	12	1,348
Globant SA *	3	236
Goldman Sachs Group, Inc. (The)	3	2,496
Graphic Packaging Holding Co.	47	1,042
GSK plc	37	673
Haleon plc	80	376
Hayward Holdings, Inc. *	4	63
HCA Healthcare, Inc.	1	407
Henry Schein, Inc. *	12	844
Hershey Co. (The)	4	749
Hewlett Packard Enterprise Co.	72	1,489
Hilton Worldwide Holdings, Inc.	3	762
Holcim AG	5	369
Home Depot, Inc. (The)	4	1,536
Honeywell International, Inc.	3	657
Host Hotels & Resorts, Inc., REIT	39	619
Howmet Aerospace, Inc.	36	6,546
HubSpot, Inc. *	3	1,438
Humana, Inc.	15	3,702
IAC, Inc. *	8	303
Incora Intermediate LLC ‡ *	—	9
Ingersoll Rand, Inc.	14	1,226
Insmed, Inc. *	16	1,753
Interactive Brokers Group, Inc., Class A	25	1,626
Intercontinental Exchange, Inc.	4	799
International Paper Co.	6	278
Intuit, Inc.	5	4,120
Intuitive Surgical, Inc. *	4	1,996
IQVIA Holdings, Inc. *	3	568
ITT, Inc.	12	2,041
Jabil, Inc.	6	1,316
James Hardie Industries plc, CHDI * (a)	5	135
JB Hunt Transport Services, Inc.	3	445
Jefferies Financial Group, Inc.	9	514
Johnson & Johnson	117	19,358
Keurig Dr Pepper, Inc.	200	6,516
Kinder Morgan, Inc.	17	484
Kinsale Capital Group, Inc.	1	256
Kontoor Brands, Inc.	25	1,379
Labcorp Holdings, Inc.	6	1,667
Lamar Advertising Co., Class A, REIT	3	420

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Linde plc	6	2,791
Loews Corp.	6	542
Lowe's Cos., Inc.	37	8,238
M&T Bank Corp.	7	1,272
Marriott International, Inc., Class A	21	5,485
Martin Marietta Materials, Inc.	1	578
Mastercard, Inc., Class A	11	6,317
McDonald's Corp.	26	7,797
McKesson Corp.	3	1,858
Medtronic plc	26	2,317
Merck & Co., Inc.	15	1,156
Meta Platforms, Inc., Class A	56	43,634
Mettler-Toledo International, Inc. *	1	662
MGIC Investment Corp.	54	1,396
Microsoft Corp.	127	67,894
Mid-America Apartment Communities, Inc., REIT	4	570
Middleby Corp. (The) *	3	498
Mohawk Industries, Inc. *	15	1,694
Molina Healthcare, Inc. *	2	257
Monday.com Ltd. *	—	95
Moody's Corp.	3	1,662
Moran Foods Backstop Equity ‡ *	2,995	—
Morgan Stanley	41	5,863
Murphy USA, Inc.	1	261
MYT Holding LLC ‡ *	23	6
Natera, Inc. *	13	1,698
Nestle SA (Registered)	52	4,541
Netflix, Inc. *	4	4,852
Neurocrine Biosciences, Inc. *	11	1,382
NextEra Energy, Inc.	96	6,824
NIKE, Inc., Class B	5	396
NMG Parent LLC, Escrow ‡ * (a)	1	13
Northern Trust Corp.	6	792
Novartis AG (Registered)	38	4,291
NVIDIA Corp.	336	59,805
Omnicom Group, Inc.	15	1,073
ON Semiconductor Corp. *	17	984
Oracle Corp.	18	4,571
Oscar Health, Inc., Class A * (a)	15	205
Otis Worldwide Corp.	23	1,937
Packaging Corp. of America	2	354
Palo Alto Networks, Inc. *	11	1,865
PepsiCo, Inc.	5	707
Performance Food Group Co. *	17	1,681
PG&E Corp.	14	199
Philip Morris International, Inc.	28	4,669
PNC Financial Services Group, Inc. (The)	3	583

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Post Holdings, Inc. *	4	452
Procter & Gamble Co. (The)	4	535
Progressive Corp. (The)	4	1,071
Public Service Enterprise Group, Inc.	3	254
Public Storage, REIT	2	453
QIAGEN NV	2	95
Quanta Services, Inc.	6	2,528
Quest Diagnostics, Inc.	5	777
Range Resources Corp.	32	1,185
Raymond James Financial, Inc.	1	217
Rayonier, Inc., REIT	12	284
Regency Centers Corp., REIT	9	610
Regeneron Pharmaceuticals, Inc.	—	274
Regions Financial Corp.	31	787
Robinhood Markets, Inc., Class A *	19	1,915
Roche Holding AG	6	1,949
Roche Holding AG	—	95
Ross Stores, Inc.	54	7,357
RTX Corp.	20	3,117
Saia, Inc. *	4	1,098
Salesforce, Inc.	32	8,225
Sandisk Corp. *	17	720
Sanofi SA	34	3,037
SBA Communications Corp., REIT	2	402
Schneider Electric SE	5	1,258
Seagate Technology Holdings plc	15	2,385
ServiceNow, Inc. *	1	1,174
Shell plc	185	6,657
Silgan Holdings, Inc.	13	626
Smurfit WestRock plc	12	535
Snowflake, Inc., Class A *	11	2,394
Southern Co. (The)	157	14,829
Southwest Airlines Co.	69	2,127
Spotify Technology SA *	4	2,556
State Street Corp.	9	969
Stellantis NV	18	158
Swiss Re AG	3	480
Synopsys, Inc. *	3	1,731
Take-Two Interactive Software, Inc. *	9	1,946
TD SYNNEX Corp.	15	2,196
Tenaris SA	4	63
Teradyne, Inc.	8	904
Tesla, Inc. *	33	10,327
Texas Instruments, Inc.	4	773
Textron, Inc.	10	793
Thermo Fisher Scientific, Inc.	4	1,733
TJX Cos., Inc. (The)	17	2,092

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Tradeweb Markets, Inc., Class A	7	957
Trane Technologies plc	22	9,683
TransUnion	4	347
Travelers Cos., Inc. (The)	4	966
Twilio, Inc., Class A *	7	924
Uber Technologies, Inc. *	23	2,013
Ulta Beauty, Inc. *	3	1,316
Union Pacific Corp.	2	508
United Parcel Service, Inc., Class B	8	655
UnitedHealth Group, Inc.	17	4,323
US Bancorp	77	3,443
Verizon Communications, Inc.	50	2,149
Vertex Pharmaceuticals, Inc. *	1	266
Vistra Corp.	6	1,210
Walt Disney Co. (The)	146	17,346
Wells Fargo & Co.	179	14,440
WESCO International, Inc.	4	804
Western Digital Corp.	56	4,426
WEX, Inc. *	5	773
Weyerhaeuser Co., REIT	12	311
Williams Cos., Inc. (The)	28	1,667
WillScot Holdings Corp.	22	632
WR Berkley Corp.	6	393
Xcel Energy, Inc.	6	414
Yum! Brands, Inc.	30	4,294
Zillow Group, Inc., Class C *	6	471
		862,337
Total Common Stocks (Cost $1,001,661)		1,394,863
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 20.9%
Australia — 0.1%
Woolworths Group Ltd. 0.38%, 11/15/2028 (b)	EUR2,450	2,593
Canada — 0.9%
Bank of Montreal 0.05%, 6/8/2029 (b)	EUR5,059	5,234
Enbridge, Inc.
(3-MONTH CME TERM SOFR + 3.68%), 5.50%, 7/15/2077 (e)	450	446
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.71%), 7.38%, 1/15/2083 (e)	1,100	1,133
National Bank of Canada
(SOFRINDX + 0.90%), 5.28%, 3/25/2027 (e)	250	250
(SOFR + 0.79%), 4.95%, 2/1/2028 (e)	250	251
Ontario Teachers' Finance Trust
1.13%, 5/15/2026 (b)	GBP4,950	6,390
1.10%, 10/19/2027 (c)	CAD773	536

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
4.25%, 4/25/2028 (c)	3,483	3,496
0.10%, 5/19/2028 (b)	EUR2,955	3,165
0.05%, 11/25/2030 (b)	EUR2,896	2,860
Toronto-Dominion Bank (The)
1.20%, 6/3/2026	150	146
3.19%, 2/16/2029 (b)	EUR1,300	1,515
		25,422
Denmark — 0.1%
Danske Bank A/S (EUR Swap Annual 1 Year + 1.35%), 4.50%, 11/9/2028 (b) (e)	EUR2,000	2,377
France — 0.3%
Alstom SA 0.13%, 7/27/2027 (b)	EUR500	545
BPCE SFH SA 3.38%, 3/13/2029 (b)	EUR1,900	2,233
Electricite de France SA (EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (b) (e) (f) (g)	EUR400	446
Engie SA 3.63%, 3/6/2031 (b)	EUR2,200	2,578
Forvia SE 5.63%, 6/15/2030 (b)	EUR225	263
Societe Generale SA (EURIBOR 3 Month + 1.80%), 4.25%, 12/6/2030 (b) (e)	EUR1,000	1,190
		7,255
Germany — 0.9%
Deutsche Bank AG
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	2,450	2,378
(EURIBOR 3 Month + 1.25%), 3.38%, 2/13/2031 (b) (e)	EUR900	1,032
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (b)	EUR1,995	2,491
IHO Verwaltungs GmbH 6.75% (Cash), 11/15/2029 (b) (h)	EUR220	267
Kreditanstalt fuer Wiederaufbau
0.00%, 3/31/2027 (b)	EUR7,500	8,278
3.13%, 10/10/2028 (b)	EUR2,690	3,152
Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027 (c)	250	252
Traton Finance Luxembourg SA
3.75%, 3/27/2030 (b)	EUR2,100	2,441
3.75%, 1/14/2031 (b)	EUR400	463
Volkswagen Leasing GmbH
0.63%, 7/19/2029 (b)	EUR150	156
4.00%, 4/11/2031 (b)	EUR1,950	2,297
Vonovia SE 1.00%, 7/9/2030 (b)	EUR2,500	2,576
		25,783
Ireland — 0.2%
AIB Group plc (EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (b) (e)	EUR2,000	2,403
Avolon Holdings Funding Ltd. 3.25%, 2/15/2027 (c)	2,350	2,290
Bank of Ireland Group plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 5.00%, 7/4/2031 (b) (e)	EUR1,900	2,358
		7,051
Italy — 0.5%
Autostrade per l'Italia SpA 5.13%, 6/14/2033 (b)	EUR1,900	2,365
Banca Monte dei Paschi di Siena SpA 3.50%, 4/23/2029 (b)	EUR2,150	2,528
Banco BPM SpA 4.63%, 11/29/2027 (b)	EUR2,000	2,386
Credito Emiliano SpA 3.25%, 4/18/2029 (b)	EUR2,000	2,325

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
Enel SpA (EURIBOR ICE Swap Rate 5 Year + 3.49%), 6.38%, 4/16/2028 (b) (e) (f) (g)	EUR300	370
Intesa Sanpaolo SpA 5.13%, 8/29/2031 (b)	EUR1,900	2,401
UniCredit SpA (EURIBOR 3 Month + 1.60%), 4.45%, 2/16/2029 (b) (e)	EUR2,050	2,438
		14,813
Mexico — 0.1%
Petroleos Mexicanos 6.70%, 2/16/2032	2,500	2,375
Netherlands — 0.1%
ING Groep NV (SOFR + 1.00%), 1.73%, 4/1/2027 (e)	200	196
Nederlandse Waterschapsbank NV 3.50%, 7/20/2027	AUD3,120	1,994
		2,190
Portugal — 0.1%
Banco Santander Totta SA 3.25%, 2/15/2031 (b)	EUR3,600	4,208
Puerto Rico — 0.0% ^
LCPR Senior Secured Financing DAC 5.13%, 7/15/2029 (c)	1,899	1,291
Saudi Arabia — 0.0% ^
Greensaif Pipelines Bidco Sarl 5.85%, 2/23/2036 (b)	780	798
Singapore — 0.3%
Temasek Financial I Ltd.
3.63%, 8/1/2028 (c)	6,158	6,069
1.63%, 8/2/2031 (c)	2,593	2,252
		8,321
South Korea — 0.1%
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.29%), 6.30%, 6/24/2055 (a) (c) (e)	205	211
Korea Southern Power Co. Ltd. 0.75%, 1/27/2026 (a) (c)	2,155	2,114
		2,325
Spain — 0.2%
Banco de Sabadell SA (EURIBOR ICE Swap Rate 1 Year + 1.60%), 4.25%, 9/13/2030 (b) (e)	EUR1,000	1,197
Bankinter SA 0.88%, 7/8/2026 (b)	EUR2,300	2,595
CaixaBank SA (EURIBOR 3 Month + 1.65%), 5.00%, 7/19/2029 (b) (e)	EUR1,900	2,305
		6,097
Switzerland — 0.5%
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (b)	EUR2,108	2,082
UBS Group AG
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (c) (e)	250	246
(EURIBOR ICE Swap Rate 1 Year + 4.95%), 7.75%, 3/1/2029 (b) (e)	EUR1,850	2,371
UBS Switzerland AG 3.30%, 3/5/2029 (b)	EUR7,070	8,252
		12,951
Thailand — 0.0% ^
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (b) (e) (f) (g) (i)	530	524
Trinidad And Tobago — 0.0% ^
Trinidad Generation UnLtd 7.75%, 6/16/2033 (a) (c)	200	205

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 0.5%
Barclays plc (EURIBOR ICE Swap Rate 1 Year + 2.05%), 4.51%, 1/31/2033 (b) (e)	EUR457	551
Cadent Finance plc 0.63%, 3/19/2030 (b)	EUR2,325	2,383
HSBC Holdings plc (SOFR + 1.29%), 5.29%, 11/19/2030 (e)	310	316
INEOS Quattro Finance 2 plc 8.50%, 3/15/2029 (b)	EUR225	260
Motability Operations Group plc 3.88%, 1/24/2034 (b)	EUR2,245	2,601
Santander UK Group Holdings plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (e)	200	200
Synthomer plc 7.38%, 5/2/2029 (b)	EUR230	243
TSB Bank plc
3.32%, 3/5/2029 (b)	EUR4,450	5,202
2.70%, 2/18/2030 (b)	EUR1,300	1,482
		13,238
United States — 16.0%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	1,357	1,392
Acrisure LLC 4.25%, 2/15/2029 (c)	2,158	2,060
Adient Global Holdings Ltd. 7.00%, 4/15/2028 (c)	1,431	1,465
ADT Security Corp. (The) 4.13%, 8/1/2029 (c)	1,888	1,806
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (c)	1,822	1,366
Affinity Interactive 6.88%, 12/15/2027 (c)	1,837	1,012
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (c)	999	1,026
Albertsons Cos., Inc. 3.50%, 3/15/2029 (c)	866	817
Alexandria Real Estate Equities, Inc. REIT, 3.80%, 4/15/2026	250	248
Allegiant Travel Co. 7.25%, 8/15/2027 (c)	1,485	1,484
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (c)	83	81
6.75%, 4/15/2028 (c)	2,067	2,095
Allied Universal Holdco LLC
4.63%, 6/1/2028 (c)	2,020	1,960
6.88%, 6/15/2030 (c)	1,193	1,221
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a) (c)	780	740
Alumina Pty. Ltd. 6.13%, 3/15/2030 (c)	794	803
AMC Networks, Inc. 10.25%, 1/15/2029 (c)	2,216	2,274
American Airlines, Inc.
7.25%, 2/15/2028 (c)	994	1,014
5.75%, 4/20/2029 (c)	254	254
8.50%, 5/15/2029 (a) (c)	3,396	3,549
American Axle & Manufacturing, Inc. 5.00%, 10/1/2029	1,654	1,501
American Honda Finance Corp. (SOFR + 0.87%), 5.24%, 7/9/2027 (e)	67	67
AmeriTex HoldCo Intermediate LLC 10.25%, 10/15/2028 (a) (c)	1,416	1,503
AmWINS Group, Inc. 6.38%, 2/15/2029 (c)	2,113	2,152
ANGI Group LLC 3.88%, 8/15/2028 (c)	1,539	1,434
Antero Midstream Partners LP 5.75%, 3/1/2027 (c)	106	106
Antero Resources Corp. 5.38%, 3/1/2030 (c)	1,900	1,891
Anywhere Real Estate Group LLC 7.00%, 4/15/2030 (a) (c)	2,448	2,344
APH Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	1,646	1,696
Arches Buyer, Inc. 4.25%, 6/1/2028 (c)	1,118	1,077
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (a) (c)	3,181	2,999

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Athene Global Funding 5.62%, 5/8/2026 (c)	78	79
Avantor Funding, Inc.
4.63%, 7/15/2028 (c)	1,797	1,757
3.88%, 11/1/2029 (c)	1,155	1,089
Avis Budget Car Rental LLC
5.38%, 3/1/2029 (c)	1,956	1,873
8.25%, 1/15/2030 (c)	551	567
Axalta Coating Systems LLC 4.75%, 6/15/2027 (c)	399	395
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	1,732	1,619
Ball Corp. 6.88%, 3/15/2028	2,429	2,479
Bank of America Corp.
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (e)	250	245
(EURIBOR 3 Month + 0.95%), 1.10%, 5/24/2032 (b) (e)	EUR2,550	2,588
Bausch + Lomb Corp. 8.38%, 10/1/2028 (c)	2,113	2,203
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (c)	2,063	1,826
11.00%, 9/30/2028 (c)	1,725	1,772
Brookfield Property REIT, Inc. REIT, 4.50%, 4/1/2027 (c)	102	99
Buckeye Partners LP 6.88%, 7/1/2029 (c)	1,255	1,292
Bunge Finance Europe BV 1.00%, 9/24/2028 (b)	EUR2,350	2,539
Caesars Entertainment, Inc. 7.00%, 2/15/2030 (c)	1,931	1,992
California Resources Corp. 8.25%, 6/15/2029 (c)	1,755	1,803
Calpine Corp. 4.63%, 2/1/2029 (c)	772	759
Carnival Corp.
5.75%, 3/1/2027 (c)	341	344
6.00%, 5/1/2029 (c)	2,546	2,569
CCO Holdings LLC 6.38%, 9/1/2029 (c)	2,217	2,237
Celanese US Holdings LLC
6.67%, 7/15/2027 (j)	741	759
6.85%, 11/15/2028 (j)	3,068	3,194
Century Communities, Inc. 3.88%, 8/15/2029 (c)	1,552	1,431
Champions Financing, Inc. 8.75%, 2/15/2029 (a) (c)	1,574	1,457
Chart Industries, Inc. 7.50%, 1/1/2030 (c)	2,052	2,150
Charter Communications Operating LLC
6.65%, 2/1/2034	50	53
6.38%, 10/23/2035	2,250	2,326
Chemours Co. (The) 5.75%, 11/15/2028 (c)	2,196	2,017
Chevron Phillips Chemical Co. LLC 3.40%, 12/1/2026 (c)	78	77
Cinemark USA, Inc. 5.25%, 7/15/2028 (c)	596	592
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (e)	250	246
(SOFR + 1.34%), 4.54%, 9/19/2030 (e)	2,805	2,794
Civitas Resources, Inc. 8.38%, 7/1/2028 (a) (c)	792	814
Clarios Global LP
6.75%, 5/15/2028 (c)	2,248	2,298
6.75%, 2/15/2030 (c)	180	186
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (c)	2,565	2,452

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Clear Channel Outdoor Holdings, Inc.
9.00%, 9/15/2028 (c)	2,793	2,926
7.88%, 4/1/2030 (c)	454	468
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (c)	2,357	2,358
Cloud Software Group, Inc. 6.50%, 3/31/2029 (c)	3,945	3,984
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (c)	530	541
Coinbase Global, Inc. 3.38%, 10/1/2028 (c)	1,931	1,817
CommScope LLC 4.75%, 9/1/2029 (c)	1,109	1,077
Community Health Systems, Inc.
5.63%, 3/15/2027 (c)	1,974	1,977
6.00%, 1/15/2029 (c)	3,574	3,397
Comstock Resources, Inc. 6.75%, 3/1/2029 (c)	1,682	1,663
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (e)	2	2
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	1,724	1,625
CoreWeave, Inc. 9.25%, 6/1/2030 (c)	2,606	2,619
Credit Acceptance Corp.
9.25%, 12/15/2028 (c)	1,340	1,417
6.63%, 3/15/2030 (c)	544	551
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a) (c)	1,287	1,336
CSC Holdings LLC
11.25%, 5/15/2028 (c)	946	951
11.75%, 1/31/2029 (c)	2,496	2,335
CVR Partners LP 6.13%, 6/15/2028 (c)	852	846
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	591	603
Delek Logistics Partners LP 8.63%, 3/15/2029 (c)	729	759
Directv Financing LLC
5.88%, 8/15/2027 (c)	1,905	1,895
8.88%, 2/1/2030 (c)	2,625	2,556
Dominion Energy, Inc. 3.90%, 10/1/2025	100	100
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (c)	2,400	2,322
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.13%, 6/15/2053 (a) (e)	1,312	1,286
Elastic NV 4.13%, 7/15/2029 (c)	1,566	1,489
Embecta Corp. 5.00%, 2/15/2030 (a) (c)	1,569	1,423
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	1,591	1,625
Encore Capital Group, Inc. 9.25%, 4/1/2029 (c)	1,434	1,510
Energy Transfer LP
4.75%, 1/15/2026	100	100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.83%), 7.13%, 10/1/2054 (a) (e)	450	461
Entergy Corp. 0.90%, 9/15/2025	97	97
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (c)	1,832	1,931
Esab Corp. 6.25%, 4/15/2029 (c)	1,595	1,630
Excelerate Energy LP 8.00%, 5/15/2030 (c)	876	917
Ferrellgas LP 5.88%, 4/1/2029 (c)	1,799	1,661
FirstCash, Inc. 4.63%, 9/1/2028 (c)	1,911	1,868
Five Point Operating Co. LP 10.50%, 1/15/2028 (c) (j)	1,462	1,478
Freedom Mortgage Corp.
6.63%, 1/15/2027 (c)	564	564

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
12.00%, 10/1/2028 (c)	508	543
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,247	3,248
5.00%, 5/1/2028 (c)	2,107	2,104
FTAI Aviation Investors LLC 5.50%, 5/1/2028 (c)	780	778
FTAI Infra Escrow Holdings LLC 10.50%, 6/1/2027 (c)	247	254
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	1,751	1,616
GCI LLC 4.75%, 10/15/2028 (c)	1,583	1,528
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	1,753	1,782
General Motors Financial Co., Inc. 5.25%, 3/1/2026	150	150
Genting New York LLC 7.25%, 10/1/2029 (c)	544	560
GEO Group, Inc. (The) 8.63%, 4/15/2029	1,516	1,610
GFL Environmental, Inc. 4.38%, 8/15/2029 (c)	1,569	1,519
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	1,920	1,830
Goldman Sachs Bank USA (SOFR + 0.77%), 5.15%, 3/18/2027 (e)	320	321
Goldman Sachs Group, Inc. (The) 0.88%, 1/21/2030 (b)	EUR3,080	3,239
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,748	1,696
Gray Media, Inc. 10.50%, 7/15/2029 (c)	1,936	2,095
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	2,116	2,040
Harvest Midstream I LP 7.50%, 9/1/2028 (c)	1,672	1,692
Heartland Dental LLC 10.50%, 4/30/2028 (c)	1,559	1,643
Herc Holdings, Inc. 6.63%, 6/15/2029 (c)	1,086	1,112
Hertz Corp. (The) 12.63%, 7/15/2029 (c)	1,300	1,358
Hess Midstream Operations LP
5.88%, 3/1/2028 (c)	633	643
6.50%, 6/1/2029 (c)	477	491
4.25%, 2/15/2030 (c)	1,484	1,436
Hilcorp Energy I LP 5.75%, 2/1/2029 (c)	1,927	1,893
Hillenbrand, Inc. 6.25%, 2/15/2029	1,437	1,455
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	951	951
5.88%, 4/1/2029 (c)	312	317
HLF Financing Sarl LLC 12.25%, 4/15/2029 (c)	1,872	2,029
Howard Hughes Corp. (The) 4.13%, 2/1/2029 (a) (c)	485	462
HUB International Ltd. 7.25%, 6/15/2030 (c)	3,039	3,168
Hunt Cos., Inc. 5.25%, 4/15/2029 (c)	1,544	1,507
Hyundai Capital America 4.30%, 9/24/2027 (c)	71	70
Icahn Enterprises LP
4.38%, 2/1/2029	1,072	919
10.00%, 11/15/2029 (c)	770	780
ICITII 6.00%, 1/31/2033 ‡ (b)	9	7
Imola Merger Corp. 4.75%, 5/15/2029 (c)	2,679	2,599
Ingevity Corp. 3.88%, 11/1/2028 (c)	1,563	1,487
Iron Mountain, Inc. REIT, 7.00%, 2/15/2029 (c)	1,810	1,859
Jazz Securities DAC 4.38%, 1/15/2029 (c)	2,277	2,203
KeHE Distributors LLC 9.00%, 2/15/2029 (c)	1,797	1,875
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (e)	1,450	1,550

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kinetik Holdings LP 6.63%, 12/15/2028 (c)	1,941	1,985
Lamar Media Corp. 3.75%, 2/15/2028	1,569	1,516
Lamb Weston Holdings, Inc. 4.88%, 5/15/2028 (c)	94	93
Level 3 Financing, Inc.
4.88%, 6/15/2029 (c)	2,683	2,515
11.00%, 11/15/2029 (c)	—	1
4.50%, 4/1/2030 (c)	847	762
Liberty Mutual Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.31%), 4.13%, 12/15/2051 (c) (e)	724	705
Lithia Motors, Inc. 3.88%, 6/1/2029 (c)	1,765	1,663
Live Nation Entertainment, Inc. 3.75%, 1/15/2028 (c)	1,490	1,448
Madison IAQ LLC 4.13%, 6/30/2028 (c)	435	421
Magnera Corp. 4.75%, 11/15/2029 (a) (c)	1,617	1,429
Matador Resources Co. 6.88%, 4/15/2028 (c)	420	427
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (c)	1,699	1,714
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	2,222	2,213
Medline Borrower LP
3.88%, 4/1/2029 (c)	3,316	3,162
6.25%, 4/1/2029 (c)	2,482	2,531
5.25%, 10/1/2029 (c)	1,860	1,824
MGM Resorts International 4.75%, 10/15/2028	376	371
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	2,071	1,642
Midcap Financial Issuer Trust 6.50%, 5/1/2028 (c)	1,661	1,647
Mohegan Tribal Gaming Authority 8.25%, 4/15/2030 (c)	1,624	1,684
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (c)	753	754
5.50%, 8/15/2028 (c)	1,018	1,017
Navient Corp. 5.50%, 3/15/2029	1,971	1,928
NCL Corp. Ltd. 8.13%, 1/15/2029 (c)	2,061	2,165
NCR Atleos Corp. 9.50%, 4/1/2029 (c)	2,028	2,197
NCR Voyix Corp. 5.00%, 10/1/2028 (c)	1,596	1,570
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (c)	1,688	1,634
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,833	1,787
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (c)	1,519	1,508
New Fortress Energy, Inc. 6.50%, 9/30/2026 (a) (c)	2,911	1,019
Newell Brands, Inc.
6.38%, 9/15/2027	1,829	1,843
8.50%, 6/1/2028 (c)	1,068	1,119
6.63%, 9/15/2029	469	467
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	198	198
4.75%, 11/1/2028 (a) (c)	1,684	1,637
NextEra Energy Capital Holdings, Inc. 5.75%, 9/1/2025	250	250
NFE Financing LLC 12.00%, 11/15/2029 (c)	1,507	534
NGL Energy Operating LLC 8.13%, 2/15/2029 (c)	1,770	1,752
Nissan Motor Acceptance Co. LLC
2.00%, 3/9/2026 (c)	1,086	1,065

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.75%, 3/9/2028 (c)	1,792	1,661
7.05%, 9/15/2028 (c)	247	254
Noble Finance II LLC 8.00%, 4/15/2030 (c)	2,134	2,177
Northern Oil & Gas, Inc. 8.13%, 3/1/2028 (c)	1,599	1,615
Novelis Corp.
3.25%, 11/15/2026 (c)	609	599
6.88%, 1/30/2030 (c)	1,585	1,633
NRG Energy, Inc.
3.38%, 2/15/2029 (c)	906	850
5.75%, 7/15/2029 (c)	1,204	1,193
Olympus Water US Holding Corp.
4.25%, 10/1/2028 (c)	200	190
9.75%, 11/15/2028 (c)	2,723	2,855
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	1,232	1,191
OneMain Finance Corp.
3.50%, 1/15/2027	3,049	2,975
9.00%, 1/15/2029	351	368
6.63%, 5/15/2029	609	622
OneSky Flight LLC 8.88%, 12/15/2029 (c)	852	898
Organon & Co. 4.13%, 4/30/2028 (c)	2,768	2,620
Outfront Media Capital LLC 4.25%, 1/15/2029 (c)	1,511	1,439
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.38%, 3/30/2062 (e)	1,114	1,097
Park Intermediate Holdings LLC REIT, 5.88%, 10/1/2028 (c)	2,222	2,213
Pattern Energy Operations LP 4.50%, 8/15/2028 (c)	264	256
PBF Holding Co. LLC
6.00%, 2/15/2028	2,068	1,990
9.88%, 3/15/2030 (c)	298	295
PennyMac Financial Services, Inc. 7.88%, 12/15/2029 (c)	95	100
Penske Automotive Group, Inc. 3.75%, 6/15/2029	1,536	1,454
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (c)	200	198
Performance Food Group, Inc. 5.50%, 10/15/2027 (c)	61	61
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	2,001	2,046
PetSmart, Inc.
4.75%, 2/15/2028 (c)	900	883
7.75%, 2/15/2029 (c)	2,022	1,979
PG&E Corp. 5.00%, 7/1/2028	1,064	1,038
Phinia, Inc. 6.75%, 4/15/2029 (c)	1,449	1,491
Pike Corp. 5.50%, 9/1/2028 (c)	1,638	1,631
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	1,636	1,496
PRA Group, Inc. 8.88%, 1/31/2030 (c)	474	492
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,334	1,326
Prime Security Services Borrower LLC
3.38%, 8/31/2027 (c)	1,622	1,564
6.25%, 1/15/2028 (c)	263	263
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	155	149
QVC, Inc. 6.88%, 4/15/2029 (a) (c)	1,387	623
Raising Cane's Restaurants LLC 9.38%, 5/1/2029 (c)	1,403	1,480

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Range Resources Corp. 8.25%, 1/15/2029	1,850	1,897
Realty Income Corp. REIT, 4.88%, 7/6/2030	EUR1,600	1,970
Reworld Holding Corp. 4.88%, 12/1/2029 (c)	1,739	1,661
RLJ Lodging Trust LP REIT, 3.75%, 7/1/2026 (c)	1,864	1,836
ROBLOX Corp. 3.88%, 5/1/2030 (c)	1,936	1,822
Rocket Mortgage LLC 2.88%, 10/15/2026 (c)	2,580	2,516
Rocket Software, Inc. 9.00%, 11/28/2028 (c)	2,089	2,156
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	1,844	1,884
Sabre GLBL, Inc.
8.63%, 6/1/2027 (c)	921	936
11.25%, 12/15/2027 (c)	318	334
Saks Global Enterprises LLC 11.00%, 12/15/2029 (c)	3,252	732
SBA Communications Corp.
REIT, 3.88%, 2/15/2027	422	415
REIT, 3.13%, 2/1/2029	3,098	2,887
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (c)	2,520	2,447
SCIL IV LLC 5.38%, 11/1/2026 (c)	1,677	1,668
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (c)	2,085	1,851
Seagate Data Storage Technology Pte. Ltd. 8.25%, 12/15/2029 (c)	856	912
Sealed Air Corp. 6.13%, 2/1/2028 (c)	1,653	1,669
Sensata Technologies BV 4.00%, 4/15/2029 (c)	1,912	1,817
Service Properties Trust REIT, 8.38%, 6/15/2029	404	419
SGUS LLC 11.00%, 12/15/2029 (c)	896	837
Simmons Foods, Inc. 4.63%, 3/1/2029 (c)	1,797	1,701
Sirius XM Radio LLC 4.00%, 7/15/2028 (c)	3,471	3,304
Sitio Royalties Operating Partnership LP 7.88%, 11/1/2028 (c)	719	750
SLM Corp.
3.13%, 11/2/2026	1,787	1,746
6.50%, 1/31/2030	130	135
SM Energy Co. 6.75%, 8/1/2029 (c)	1,137	1,138
Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028 (c)	858	855
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	1,757	1,669
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a) (c)	939	903
Southern Power Co. 1.85%, 6/20/2026	EUR150	170
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (c)	1,718	1,815
Stagwell Global LLC 5.63%, 8/15/2029 (c)	1,978	1,904
Staples, Inc. 10.75%, 9/1/2029 (c)	3,446	3,231
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	1,618	1,596
Starwood Property Trust, Inc. REIT, 7.25%, 4/1/2029 (c)	1,855	1,940
Sunoco LP
6.00%, 4/15/2027	694	694
7.00%, 9/15/2028 (c)	2,492	2,567
Tenet Healthcare Corp.
6.13%, 10/1/2028	3,580	3,580
4.38%, 1/15/2030	2,368	2,277
Tenneco, Inc. 8.00%, 11/17/2028 (c)	2,546	2,527
Time Warner Cable LLC 5.50%, 9/1/2041	2,650	2,381

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
TransDigm, Inc.
6.75%, 8/15/2028 (c)	2,745	2,801
4.63%, 1/15/2029	3,677	3,595
Travel + Leisure Co. 6.63%, 7/31/2026 (c)	2,026	2,041
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,544	1,436
Trinity Industries, Inc. 7.75%, 7/15/2028 (c)	1,483	1,544
Tronox, Inc. 4.63%, 3/15/2029 (c)	453	352
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	1,515	1,442
Twilio, Inc. 3.63%, 3/15/2029	1,305	1,236
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (c)	1,349	1,349
5.50%, 4/15/2029 (c)	361	353
Uniti Group LP
REIT, 10.50%, 2/15/2028 (c)	2,738	2,894
REIT, 4.75%, 4/15/2028 (c)	1,882	1,824
Univision Communications, Inc.
8.00%, 8/15/2028 (c)	2,602	2,673
4.50%, 5/1/2029 (c)	1,062	983
Urban One, Inc. 7.38%, 2/1/2028 (c)	1,516	883
US Foods, Inc. 4.75%, 2/15/2029 (c)	595	583
UWM Holdings LLC 6.63%, 2/1/2030 (c)	1,667	1,668
Valaris Ltd. 8.38%, 4/30/2030 (c)	700	723
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (c)	1,503	1,419
6.25%, 1/15/2030 (c)	300	308
Venture Global LNG, Inc.
8.13%, 6/1/2028 (c)	387	401
9.50%, 2/1/2029 (c)	2,052	2,238
7.00%, 1/15/2030 (c)	3,835	3,889
Vertiv Group Corp. 4.13%, 11/15/2028 (c)	1,009	981
Victoria's Secret & Co. 4.63%, 7/15/2029 (a) (c)	1,606	1,495
Viking Cruises Ltd. 7.00%, 2/15/2029 (c)	1,440	1,451
Vistra Operations Co. LLC 5.00%, 7/31/2027 (c)	2,006	1,995
Walgreens Boots Alliance, Inc. 8.13%, 8/15/2029	954	1,024
Warnermedia Holdings, Inc. 4.30%, 1/17/2030	EUR888	957
Wayfair LLC 7.25%, 10/31/2029 (c)	1,687	1,716
Weatherford International Ltd. 8.63%, 4/30/2030 (c)	2,296	2,359
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 ‡ (a) (c) (k)	197	83
WESCO Distribution, Inc. 7.25%, 6/15/2028 (c)	1,789	1,813
Westlake Corp. 1.63%, 7/17/2029	EUR2,350	2,529
Whirlpool Corp. 6.13%, 6/15/2030	1,129	1,126
Williams Scotsman, Inc. 4.63%, 8/15/2028 (c)	1,616	1,590
Windstream Escrow LLC 7.75%, 8/15/2028 ‡	4	—
WPC Eurobond BV REIT, 1.35%, 4/15/2028	EUR2,350	2,584
WR Grace Holdings LLC 4.88%, 6/15/2027 (c)	2,421	2,407
Xerox Holdings Corp. 5.00%, 8/15/2025 (c)	114	114

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	1,689	1,278
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	1,646	1,547
		451,688
Total Corporate Bonds (Cost $584,449)		591,505
Foreign Government Securities — 10.7%
Australia — 0.4%
Commonwealth of Australia
1.75%, 6/21/2051 (b)	AUD890	304
4.75%, 6/21/2054 (b)	AUD5,295	3,293
New South Wales Treasury Corp. 4.75%, 2/20/2035 (b)	AUD5,585	3,574
Treasury Corp. of Victoria 2.25%, 9/15/2033 (b)	AUD6,715	3,611
		10,782
Belgium — 0.3%
Dexia SA 0.25%, 12/10/2026 (b)	GBP4,200	5,271
Kingdom of Belgium
1.45%, 6/22/2037 (b)	EUR473	438
1.90%, 6/22/2038 (b)	EUR995	949
3.75%, 6/22/2045 (b)	EUR575	651
1.60%, 6/22/2047 (b)	EUR267	203
1.70%, 6/22/2050 (b)	EUR1,276	938
		8,450
Canada — 1.5%
Province of Alberta 2.90%, 12/1/2028	CAD410	295
Province of British Columbia
4.70%, 6/18/2037	CAD880	663
2.95%, 6/18/2050	CAD505	273
Province of Ontario
0.01%, 11/25/2030 (b)	EUR5,800	5,732
3.80%, 12/2/2034	CAD27,925	19,914
Province of Quebec 4.00%, 9/1/2035	CAD21,435	15,414
		42,291
Chile — 0.0% ^
Republic of Chile 3.75%, 1/14/2032	EUR483	561
Czech Republic — 0.0% ^
Czech Republic 4.50%, 11/11/2032	CZK23,440	1,109
Denmark — 0.1%
Kingdom of Denmark
1.75%, 11/15/2025	DKK2,373	363
0.50%, 11/15/2027	DKK3,009	447
0.50%, 11/15/2029	DKK4,850	696
2.25%, 11/15/2033	DKK1,145	173

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Denmark — continued
4.50%, 11/15/2039	DKK3,192	589
0.25%, 11/15/2052	DKK2,400	190
		2,458
France — 0.0% ^
French Republic 2.70%, 2/25/2031 (b)	EUR5	6
Germany — 0.1%
Bundesrepublik Deutschland 2.90%, 8/15/2056 (b)	EUR1,920	2,074
Guatemala — 0.0% ^
Republic of Guatemala 6.25%, 8/15/2036 (c)	611	614
Hungary — 0.5%
Hungary Government Bond
0.13%, 9/21/2028 (c)	EUR3,974	4,148
2.13%, 9/22/2031 (c)	1,158	967
5.38%, 9/12/2033 (b)	EUR300	370
1.75%, 6/5/2035 (b)	EUR300	274
7.00%, 10/24/2035	HUF2,781,150	7,821
		13,580
Indonesia — 0.1%
Republic of Indonesia 6.63%, 2/15/2034	IDR62,329,000	3,791
Italy — 2.7%
Buoni Poliennali del Tesoro
2.95%, 7/1/2030 (b)	EUR43,695	50,385
3.85%, 2/1/2035 (b)	EUR10,905	12,899
3.65%, 8/1/2035 (b)	EUR7,560	8,754
4.30%, 10/1/2054 (b)	EUR2,720	3,089
		75,127
Japan — 1.4%
Japan Bank for International Cooperation
4.25%, 1/26/2026	2,264	2,261
1.63%, 1/20/2027	674	649
Japan Government Bond
1.50%, 6/20/2035	JPY1,217,550	8,033
1.50%, 9/20/2043	JPY3,543,850	20,348
1.00%, 3/20/2052	JPY1,081,550	4,598
1.40%, 3/20/2055	JPY296,250	1,339
2.40%, 3/20/2055	JPY296,550	1,721
		38,949
Mexico — 0.6%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN251,000	12,636
7.75%, 11/23/2034	MXN34,000	1,634

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Mexico — continued
United Mexican States
5.40%, 2/9/2028	964	978
2.66%, 5/24/2031	1,110	958
		16,206
Netherlands — 0.0% ^
Kingdom of Netherlands
0.50%, 1/15/2040 (b)	EUR340	270
3.75%, 1/15/2042 (b)	EUR27	33
2.75%, 1/15/2047 (b)	EUR1,030	1,085
		1,388
Peru — 0.0% ^
Republic of Peru 1.86%, 12/1/2032	487	390
Romania — 0.0% ^
Romania Government Bond 2.00%, 4/14/2033 (c)	EUR1,270	1,142
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.75%, 1/18/2028 (c)	2,350	2,365
2.25%, 2/2/2033 (c)	914	770
		3,135
South Africa — 0.0% ^
Republic of South Africa 4.85%, 9/30/2029	900	867
South Korea — 0.3%
Export-Import Bank of Korea
0.75%, 9/21/2025	4,217	4,196
4.88%, 1/11/2026	1,394	1,397
Republic of Korea 0.00%, 9/16/2025	EUR1,276	1,448
		7,041
Spain — 0.9%
Bonos and Obligaciones del Estado
2.70%, 1/31/2030	EUR70	81
3.20%, 10/31/2035 (b)	EUR6,270	7,116
4.00%, 10/31/2054 (b)	EUR16,903	19,092
		26,289
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026 (b)	SEK5,010	506
0.75%, 5/12/2028 (b)	SEK1,985	196
0.75%, 11/12/2029 (b)	SEK5,915	572
3.50%, 3/30/2039 (b)	SEK2,505	281
0.50%, 11/24/2045 (b)	SEK470	32
		1,587
Thailand — 0.3%
Kingdom of Thailand 2.80%, 6/17/2034	THB229,930	7,783

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
United Kingdom — 1.3%
United Kingdom of Great Britain and Northern Ireland
4.50%, 3/7/2035 (b)	GBP14,640	19,231
4.38%, 7/31/2054 (b)	GBP15,585	17,572
		36,803
Total Foreign Government Securities (Cost $308,661)		302,423
	SHARES (000)
Investment Companies — 4.0%
United States — 4.0%
JPMorgan Income Fund, Class R6 Shares (l)(Cost $112,653)	13,119	112,428
Exchange-Traded Funds — 3.4%
United States — 3.4%
JPMorgan Income ETF (l)(Cost $95,792)	2,095	96,803
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds 4.75%, 2/15/2045	935	919
U.S. Treasury Inflation Linked Notes 1.63%, 10/15/2029	12,638	12,799
U.S. Treasury Notes
4.25%, 1/31/2026 (m)	35,445	35,424
3.38%, 9/15/2027	200	198
Total U.S. Treasury Obligations (Cost $49,480)		49,340
Mortgage-Backed Securities — 0.8%
United States — 0.8%
FHLMC UMBS, 30 Year
Pool # SD7572, 5/1/2054	USD2,536	2,637
Pool # SD8475, 11/1/2054	USD6,664	6,630
Pool # RQ0014, 6/1/2055	USD6,505	6,596
GNMA II, 30 Year Pool # MA7650, 3.00%, 10/20/2051	USD6,032	5,277
Total Mortgage-Backed Securities (Cost $21,107)		21,140
Asset-Backed Securities — 0.1%
United States — 0.1%
Lendmark Funding Trust Series 2025-2A, Class A, 4.78%, 10/20/2034 (c)	1,407	1,408
Progress Residential Trust Series 2025-SFR3, Class A, 3.39%, 7/17/2042 (c)	1,295	1,211
Santander Drive Auto Receivables Trust Series 2025-3, Class C, 4.68%, 9/15/2031	313	312
Sierra Timeshare Receivables Funding LLC Series 2025-2A, Class A, 4.72%, 4/20/2044 (c)	258	258
Total Asset-Backed Securities (Cost $3,177)		3,189
Supranational — 0.1%
Asian Development Bank, 3.40%, 9/10/2027 (b)	AUD3,030	1,936

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — continued
Inter-American Development Bank, 4.40%, 1/26/2026	CAD614	447
Total Supranational (Cost $2,723)		2,383
Loan Assignments — 0.0% ‡ (n) ^
United States — 0.0% ^
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 11.65%, 6/30/2026 (e) (h)	335	76
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 9.65% (PIK) + 2.00%), 11.65%, 6/30/2026 (e) (h)	925	672
FGI Operating Co. LLC, 1st Lien Term Loan 0.00%, 12/31/2025 (k) (o)	14	—
Moran Foods LLC, 1st Lien Super Senior Delayed Draw Term Loan (3-MONTH CME TERM SOFR + 15.91% (PIK) + 11.50%), 15.91%, 6/30/2026 (e) (h)	26	26
Total Loan Assignments (Cost $1,235)		774
Commercial Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (o)	107	101
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (o)	156	145
WHARF Commercial Mortgage Trust Series 2025-DC, Class A, 5.35%, 7/15/2040 (c) (o)	177	180
Total Commercial Mortgage-Backed Securities (Cost $440)		426
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
CHL Mortgage Pass-Through Trust Series 2007-10, Class A4, 5.50%, 7/25/2037	—	—
Deutsche Alt-A Securities Mortgage Loan Trust Series 2006-AF1, Class A4, 5.07%, 4/25/2036 (o)	—	—
GS Mortgage-Backed Securities Trust Series 2025-RPL3, Class A1, 4.10%, 7/25/2065 (c) (j)	260	250
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 4.83%, 1/25/2047 (o)	—	—
JPMorgan Mortgage Trust Series 2005-A8, Class 2A3, 5.69%, 11/25/2035 (o)	—	—
Total Collateralized Mortgage Obligations (Cost $251)		250
	SHARES (000)
Convertible Preferred Stocks — 0.0% ^
United States — 0.0% ^
Claire's Stores, Inc. ‡ * (p)(Cost $719)	1	—
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 9.0%
Commercial Paper — 0.0% ^
BPCE SA, 4.62%, 11/6/2025 (c) (q)	250	247
Credit Industriel et Commercial, 4.44%, 5/12/2026 (c) (q)	186	180
Total Commercial Paper (Cost $427)		427

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 8.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (l) (r) (Cost $237,107)	237,063	237,110
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (l) (r) (Cost $16,719)	16,719	16,719
Total Short-Term Investments (Cost $254,253)		254,256
Total Investments — 100.1% (Cost $2,436,601)		2,829,780
Liabilities in Excess of Other Assets — (0.1)%		(3,558)
NET ASSETS — 100.0%		2,826,222

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CME	Chicago Mercantile Exchange
CVA	Certificaten Van Aandelen (Dutch Certificate)
CZK	Czech Republic Koruna
DKK	Danish Krone
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
MXN	Mexican Peso
NYRS	New York Registry Shares
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
THB	Thai Baht
UMBS	Uniform Mortgage-Backed Securities

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2025. The total value of securities on loan at July 31, 2025 is $15,700.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Value is zero.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2025.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2025.

(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at July 31, 2025 is $524 or 0.02% of the Fund’s net assets as of July 31, 2025.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2025.

(k)	Defaulted security.
(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(o)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2025.

(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	The rate shown is the effective yield as of July 31, 2025.
(r)	The rate shown is the current yield as of July 31, 2025.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Foreign Government Securities	10.7%
Fixed Income	7.4
Banks	7.1
Semiconductors & Semiconductor Equipment	4.9
Capital Markets	4.0
Software	4.0
Oil, Gas & Consumable Fuels	3.3
Interactive Media & Services	2.6
Pharmaceuticals	2.4
Hotels, Restaurants & Leisure	2.3
Broadline Retail	2.2
Insurance	1.9
Technology Hardware, Storage & Peripherals	1.9
Machinery	1.7
U.S. Treasury Notes	1.7
Media	1.6
Specialty Retail	1.6
Aerospace & Defense	1.5
Electric Utilities	1.4
Chemicals	1.4
Entertainment	1.4
Financial Services	1.3
Health Care Providers & Services	1.2
Health Care Equipment & Supplies	1.1
Diversified Telecommunication Services	1.0
Others (each less than 1.0%)	19.4
Short-Term Investments	9.0
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, can be found in financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	349	09/08/2025	EUR	51,601	(259)
Euro-OAT	32	09/08/2025	EUR	4,498	17
Euro-Schatz	443	09/08/2025	EUR	54,112	(183)
Japan 10 Year Mini Bond	143	09/11/2025	JPY	13,089	(48)
Japan 10 Year Bond	20	09/12/2025	JPY	18,304	(91)
Foreign Exchange EUR/USD	66	09/15/2025	USD	9,443	(41)
Foreign Exchange JPY/USD	373	09/15/2025	USD	31,071	(1,404)
Korea 10 Year Bond	150	09/16/2025	KRW	12,817	48
Canada 5 Year Bond	24	09/18/2025	CAD	1,961	(6)
MSCI EAFE Index	662	09/19/2025	USD	86,490	(516)
MSCI Emerging Markets Index	876	09/19/2025	USD	54,202	1,733
S&P 500 E-Mini Index	624	09/19/2025	USD	198,791	8,806
S&P E-Mini Communication Services Index	315	09/19/2025	USD	44,431	1,551
U.S. Treasury Long Bond	21	09/19/2025	USD	2,397	11
XAK Technology Index	178	09/19/2025	USD	47,348	3,382
Long Gilt	74	09/26/2025	GBP	9,007	137
U.S. Treasury 2 Year Note	163	09/30/2025	USD	33,742	(142)
U.S. Treasury 5 Year Note	5,051	09/30/2025	USD	546,494	3,585
					16,580
Short Contracts
Euro-Bobl	(278)	09/08/2025	EUR	(37,195)	182
Euro-BTP	(17)	09/08/2025	EUR	(2,343)	1
Euro-Buxl 30 Year Bond	(55)	09/08/2025	EUR	(7,341)	206
Short-Term Euro-BTP	(166)	09/08/2025	EUR	(20,409)	74
Australia 10 Year Bond	(67)	09/15/2025	AUD	(4,899)	12
Canada 10 Year Bond	(99)	09/18/2025	CAD	(8,612)	46
U.S. Treasury 10 Year Note	(223)	09/19/2025	USD	(24,770)	(304)
U.S. Treasury 10 Year Ultra Note	(8)	09/19/2025	USD	(905)	3
U.S. Treasury Ultra Bond	(148)	09/19/2025	USD	(17,344)	(246)
					(26)
					16,554

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Republic Won
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of July 31, 2025 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	622	JPY	106,755	Citibank, NA	8/26/2025	2
JPY	116,727	EUR	678	Citibank, NA	8/26/2025	1
JPY	2,830	GBP	14	Goldman Sachs International	8/26/2025	— (a)
USD	658	AUD	1,003	Goldman Sachs International	8/26/2025	12
USD	2,844	AUD	4,409	HSBC Bank, NA	8/26/2025	10
USD	8,272	CAD	11,297	Morgan Stanley	8/26/2025	110
USD	307	DKK	1,952	Goldman Sachs International	8/26/2025	8
USD	289	EUR	250	Barclays Bank plc	8/26/2025	4
USD	722	EUR	619	Citibank, NA	8/26/2025	14
USD	4,269	EUR	3,735	Goldman Sachs International	8/26/2025	1
USD	13,277	EUR	11,331	Morgan Stanley	8/26/2025	326
USD	471	GBP	356	Barclays Bank plc	8/26/2025	1
USD	6,729	GBP	4,988	Morgan Stanley	8/26/2025	141
USD	7,631	HUF	2,618,190	Goldman Sachs International	8/26/2025	169
USD	4,120	JPY	603,940	BNP Paribas	8/26/2025	105
USD	715	JPY	107,222	Citibank, NA	8/26/2025	2
USD	5,530	MXN	103,830	Morgan Stanley	8/26/2025	39
USD	722	SEK	7,021	Goldman Sachs International	8/26/2025	4
USD	2,890	SGD	3,693	Citibank, NA	8/26/2025	41
USD	1,205	THB	38,960	Citibank, NA	8/26/2025	11
USD	2,209	THB	71,687	Goldman Sachs International	8/26/2025	11
Total unrealized appreciation						1,012
AUD	1,102	GBP	538	Citibank, NA	8/26/2025	(2)
AUD	18	USD	12	Barclays Bank plc	8/26/2025	— (a)
AUD	6,302	USD	4,143	BNP Paribas	8/26/2025	(92)
AUD	1,003	USD	653	Citibank, NA	8/26/2025	(8)
AUD	3,699	USD	2,433	Goldman Sachs International	8/26/2025	(55)
CAD	404	GBP	221	Barclays Bank plc	8/26/2025	— (a)
CAD	4,908	USD	3,593	Barclays Bank plc	8/26/2025	(47)
CHF	514	CAD	888	Citibank, NA	8/26/2025	(6)
CHF	579	CAD	991	Morgan Stanley	8/26/2025	(1)
CHF	1,503	USD	1,894	Morgan Stanley	8/26/2025	(39)
CLP	688,913	USD	715	Goldman Sachs International**	8/26/2025	(6)
CZK	13,190	USD	625	Goldman Sachs International	8/26/2025	(12)
DKK	1,969	USD	310	Citibank, NA	8/26/2025	(8)
EUR	620	AUD	1,104	Citibank, NA	8/26/2025	(1)
EUR	43,278	USD	50,753	Barclays Bank plc	8/26/2025	(1,291)
EUR	618	USD	720	BNP Paribas	8/26/2025	(13)
EUR	14,321	USD	16,740	Morgan Stanley	8/26/2025	(372)
GBP	204	EUR	236	Barclays Bank plc	8/26/2025	— (a)
GBP	4,127	USD	5,574	Barclays Bank plc	8/26/2025	(122)
GBP	3,067	USD	4,144	BNP Paribas	8/26/2025	(92)
GBP	344	USD	460	Goldman Sachs International	8/26/2025	(6)
GBP	545	USD	736	Morgan Stanley	8/26/2025	(15)
IDR	14,832,878	USD	913	Bank of America NA**	8/26/2025	(15)
IDR	53,343,812	USD	3,271	Goldman Sachs International**	8/26/2025	(40)
ILS	1,055	USD	317	Goldman Sachs International	8/26/2025	(6)
ILS	5,415	USD	1,616	Morgan Stanley	8/26/2025	(22)
JPY	44,682	GBP	225	Goldman Sachs International	8/26/2025	(1)
JPY	95,124	NZD	1,085	Citibank, NA	8/26/2025	(7)
JPY	1,945,242	USD	13,260	BNP Paribas	8/26/2025	(328)
JPY	106,294	USD	726	Goldman Sachs International	8/26/2025	(20)
JPY	9,946,194	USD	67,847	State Street Corp.	8/26/2025	(1,723)
KRW	2,265,220	USD	1,648	Citibank, NA**	8/26/2025	(23)
KRW	17,141,098	USD	12,439	Standard Chartered Bank**	8/26/2025	(140)
MXN	17,887	USD	953	BNP Paribas	8/26/2025	(7)
NOK	2,954	USD	291	Merrill Lynch International	8/26/2025	(6)

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
NOK	8,707	USD	861	Morgan Stanley	8/26/2025	(19)
NZD	6,654	USD	3,992	BNP Paribas	8/26/2025	(69)
PEN	2,284	USD	640	Goldman Sachs International**	8/26/2025	(5)
PLN	11,724	USD	3,211	BNP Paribas	8/26/2025	(84)
PLN	2,070	USD	567	Goldman Sachs International	8/26/2025	(14)
RON	4,611	USD	1,058	BNP Paribas	8/26/2025	(23)
SEK	32,244	USD	3,370	BNP Paribas	8/26/2025	(71)
SEK	5,693	USD	598	Goldman Sachs International	8/26/2025	(15)
THB	15,002	USD	464	Citibank, NA	8/26/2025	(4)
Total unrealized depreciation						(4,830)
Net unrealized depreciation						(3,818)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chile Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,189	$—	$3,189
Collateralized Mortgage Obligations	—	250	—	250
Commercial Mortgage-Backed Securities	—	426	— (a)	426
Common Stocks
Australia	—	13,172	—	13,172
Austria	—	415	—	415
Belgium	—	3,822	—	3,822
Brazil	8,267	54	—	8,321
Canada	7,769	—	—	7,769
Chile	—	87	—	87
China	9,387	50,418	—	59,805
Denmark	—	6,485	—	6,485
Finland	—	1,713	—	1,713
France	—	53,947	—	53,947
Germany	—	46,831	—	46,831
Greece	—	3,044	—	3,044
Guatemala	420	—	—	420
Hong Kong	143	15,538	—	15,681
Hungary	—	893	—	893
India	8,937	13,626	—	22,563
Indonesia	—	4,077	—	4,077
Ireland	2,193	1,709	—	3,902
Israel	365	923	—	1,288
Italy	—	7,789	—	7,789
Japan	—	73,774	—	73,774
Kazakhstan	381	—	—	381
Luxembourg	—	247	—	247
Macau	—	574	—	574
Mexico	3,267	—	—	3,267
Netherlands	4,403	18,512	—	22,915
New Zealand	219	261	—	480
Norway	24	925	—	949
Peru	1,074	—	—	1,074
Philippines	301	—	—	301
Poland	—	1,028	—	1,028
Portugal	—	633	—	633
Qatar	—	704	—	704
Russia	—	—	—(b )	—(b )
Saudi Arabia	—	4,401	—	4,401
Singapore	1,303	9,421	—	10,724
South Africa	848	2,347	—	3,195
South Korea	128	20,292	—	20,420

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$82	$6,822	$—	$6,904
Sweden	—	21,224	—	21,224
Switzerland	—	14,101	—	14,101
Taiwan	9,939	31,720	—	41,659
Turkey	904	443	—	1,347
United Arab Emirates	411	916	— (a)	1,327
United Kingdom	2,812	36,061	—	38,873
United States	835,572	26,737	28	862,337
Total Common Stocks	899,149	495,686	28	1,394,863
Convertible Preferred Stocks	—	—	—(a )	—(a )
Corporate Bonds
Australia	—	2,593	—	2,593
Canada	—	25,422	—	25,422
Denmark	—	2,377	—	2,377
France	—	7,255	—	7,255
Germany	—	25,783	—	25,783
Ireland	—	7,051	—	7,051
Italy	—	14,813	—	14,813
Mexico	—	2,375	—	2,375
Netherlands	—	2,190	—	2,190
Portugal	—	4,208	—	4,208
Puerto Rico	—	1,291	—	1,291
Saudi Arabia	—	798	—	798
Singapore	—	8,321	—	8,321
South Korea	—	2,325	—	2,325
Spain	—	6,097	—	6,097
Switzerland	—	12,951	—	12,951
Thailand	—	524	—	524
Trinidad And Tobago	—	205	—	205
United Kingdom	—	13,238	—	13,238
United States	—	451,598	90	451,688
Total Corporate Bonds	—	591,415	90	591,505
Exchange-Traded Funds	96,803	—	—	96,803
Foreign Government Securities	—	302,423	—	302,423
Investment Companies	112,428	—	—	112,428
Loan Assignments	—	—	774	774
Mortgage-Backed Securities	—	21,140	—	21,140
Supranational	—	2,383	—	2,383
U.S. Treasury Obligations	—	49,340	—	49,340
Short-Term Investments
Commercial Paper	—	427	—	427
Investment Companies	237,110	—	—	237,110
Investment of Cash Collateral from Securities Loaned	16,719	—	—	16,719
Total Short-Term Investments	253,829	427	—	254,256
Total Investments in Securities	$1,362,209	$1,466,679	$892	$2,829,780

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,012	$—	$1,012
Futures Contracts	19,782	12	—	19,794
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,830)	$—	$(4,830)
Futures Contracts	(3,240)	—	—	(3,240)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$16,542	$(3,806)	$—	$12,736

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.
There were no significant transfers into or out of level 3 for the period ended July 31, 2025.
As of July 31, 2025, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc. - Convertible Preferred Stocks	11/28/2018	$276	$— (a)	0.0%
Claire's Stores, Inc. - Convertible Preferred Stocks	10/3/2018	443	— (a)	0.0%
		$719	$— (a)

(a)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Income ETF (a)	$—	$95,792	$—	$—	$1,011	$96,803	2,095	$869	$—
JPMorgan Income Fund Class R6 Shares (a)	129,656	5,465	23,592	(241)	1,140	112,428	13,119	5,464	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.28% (a) (b)	70,700	1,579,124	1,412,729	22	(7)	237,110	237,063	3,307	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	12,484	168,359	164,123	—	(1)	16,719	16,719	811	—
Total	$212,840	$1,848,740	$1,600,444	$(219)	$2,143	$463,060		$10,451	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
C. Derivatives— The Fund used derivative instruments including options, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

JPMorgan Global Allocation Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.